Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LKCM Funds
Entity Central Index Key	0000918942
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Institutional Class
Shareholder Report [Line Items]
Fund Name	LKCM Small Cap Equity Fund
Class Name	LKCM Small Cap Equity Fund
Trading Symbol	LKSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LKCM Small Cap Equity Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lkcmfunds.com/literatureYou can also request this information by contacting us at 1-800-688-LKCM.
Additional Information Phone Number	1-800-688-LKCM
Additional Information Website	https://www.lkcmfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Small Cap Equity Fund	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://lkcmfunds.com/lkcmfund/lkcm-small-cap-equity-fund/ for more recent performance information.
Net Assets	$ 287,896,841
Holdings Count | $ / shares	79
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$287,896,841
Number of Holdings	79
Portfolio Turnover	20%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Financials	20.0%
Industrials	19.7%
Information Technology	14.9%
Health Care	13.6%
Consumer Discretionary	10.5%
Consumer Staples	4.7%
Energy	4.6%
Materials	4.3%
Communication Services	4.3%
Real Estate	2.4%
Cash & Other	1.0%

Top 10 Issuers	(% of Net Assets)
Magnite, Inc.	3.0%
Hawkins, Inc.	2.4%
ESAB Corp.	2.2%
Palomar Holdings, Inc.	2.0%
Piper Sandler Cos.	1.8%
Ensign Group, Inc.	1.8%
Lumentum Holdings, Inc.	1.8%
Alphatec Holdings, Inc.	1.8%
Pinnacle Financial Partners, Inc.	1.8%
Ollie’s Bargain Outlet Holdings, Inc.	1.8%

Updated Prospectus Web Address	https://lkcmfunds.com/lkcmfund/lkcm-small-cap-equity-fund/.
Institutional Class
Shareholder Report [Line Items]
Fund Name	LKCM Small-Mid Cap Equity Fund
Class Name	LKCM Small-Mid Cap Equity Fund
Trading Symbol	LKSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LKCM Small-Mid Cap Equity Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lkcmfunds.com/literatureYou can also request this information by contacting us at 1-800-688-LKCM.
Additional Information Phone Number	1-800-688-LKCM
Additional Information Website	https://www.lkcmfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Small-Mid Cap Equity Fund	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://lkcmfunds.com/lkcmfund/lkcm-small-mid-cap-equity-fund/ for more recent performance information.
Net Assets	$ 40,811,708
Holdings Count | $ / shares	54
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$40,811,708
Number of Holdings	54
Portfolio Turnover	17%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Industrials	28.1%
Financials	22.9%
Information Technology	14.3%
Health Care	11.0%
Consumer Discretionary	8.9%
Real Estate	4.3%
Energy	3.6%
Materials	3.1%
Cash & Other	3.0%
Communication Services	0.8%

Top 10 Issuers	(% of Net Assets)
Q2 Holdings, Inc.	3.2%
SEI Investments Co.	2.8%
Palomar Holdings, Inc.	2.8%
Twilio Inc.	2.6%
LPL Financial Holdings, Inc.	2.6%
Trimble, Inc.	2.5%
Ensign Group, Inc.	2.5%
AECOM	2.4%
FirstService Corp.	2.4%
Wingstop	2.3%

Updated Prospectus Web Address	https://lkcmfunds.com/lkcmfund/lkcm-small-mid-cap-equity-fund/.
Institutional Class
Shareholder Report [Line Items]
Fund Name	LKCM Equity Fund
Class Name	LKCM Equity Fund
Trading Symbol	LKEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LKCM Equity Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lkcmfunds.com/literatureYou can also request this information by contacting us at 1-800-688-LKCM.
Additional Information Phone Number	1-800-688-LKCM
Additional Information Website	https://www.lkcmfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Equity Fund	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Updated Performance Information Location [Text Block]	Visit https://lkcmfunds.com/lkcmfund/lkcm-equity-fund/ for more recent performance information.
Net Assets	$ 504,153,898
Holdings Count | $ / shares	53
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$504,153,898
Number of Holdings	53
Portfolio Turnover	2%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Information Technology	26.8%
Industrials	23.6%
Health Care	10.7%
Materials	7.9%
Financials	7.3%
Consumer Discretionary	7.1%
Energy	6.7%
Consumer Staples	4.5%
Communication Services	3.8%
Cash & Other	1.6%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	7.9%
Oracle Corp.	5.2%
NVIDIA Corp.	4.7%
Apple Inc.	3.9%
Alphabet, Inc.	3.9%
Waste Connections, Inc.	3.3%
Ecolab, Inc.	2.9%
JPMorgan Chase & Co.	2.9%
Cintas Corp.	2.8%
Trimble, Inc.	2.6%

Updated Prospectus Web Address	https://lkcmfunds.com/lkcmfund/lkcm-equity-fund/.
Institutional Class
Shareholder Report [Line Items]
Fund Name	LKCM Balanced Fund
Class Name	LKCM Balanced Fund
Trading Symbol	LKBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LKCM Balanced Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lkcmfunds.com/literatureYou can also request this information by contacting us at 1-800-688-LKCM.
Additional Information Phone Number	1-800-688-LKCM
Additional Information Website	https://www.lkcmfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Balanced Fund	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Updated Performance Information Location [Text Block]	Visit https://lkcmfunds.com/lkcmfund/lkcm-balanced-fund/ for more recent performance information.
Net Assets	$ 114,761,682
Holdings Count | $ / shares	136
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$114,761,682
Number of Holdings	136
Portfolio Turnover	3%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Information Technology	21.7%
Industrials	14.8%
Financials	11.2%
Energy	9.3%
Health Care	8.9%
Consumer Staples	8.1%
Communication Services	7.5%
Materials	7.2%
Consumer Discretionary	6.8%
Utilities	2.0%
Real Estate	1.5%
Cash & Other	1.0%

Security Type	(% of Net Assets)
Common Stocks	69.4%
Corporate Bonds	29.2%
Cash & Other	1.4%

Top 10 Issuers	(% of Net Assets)
Meta Platforms Inc.	3.2%
Oracle Corp.	3.1%
NVIDIA Corp.	3.1%
Amazon.com, Inc.	3.0%
Microsoft Corp.	2.9%
Apple Inc.	2.9%
Waste Management, Inc.	2.1%
Home Depot, Inc.	2.1%
L3Harris Technologies, Inc.	2.0%
Alphabet Inc.	1.9%

Updated Prospectus Web Address	https://lkcmfunds.com/lkcmfund/lkcm-balanced-fund/.
Institutional Class
Shareholder Report [Line Items]
Fund Name	LKCM Fixed Income Fund
Class Name	LKCM Fixed Income Fund
Trading Symbol	LKFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LKCM Fixed Income Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lkcmfunds.com/literatureYou can also request this information by contacting us at 1-800-688-LKCM.
Additional Information Phone Number	1-800-688-LKCM
Additional Information Website	https://www.lkcmfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Fixed Income Fund	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Updated Performance Information Location [Text Block]	Visit https://lkcmfunds.com/lkcmfund/lkcm-fixed-income-fund/ for more recent performance information.
Net Assets	$ 277,620,501
Holdings Count | $ / shares	93
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$277,620,501
Number of Holdings	93
Portfolio Turnover	19%
Effective Duration	3.60 years
30-Day SEC Yield	4.01%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
U.S. Government Sponsored Entities	12.8%
Government Bonds	12.6%
Information Technology	11.9%
Industrials	11.3%
Health Care	10.7%
Financials	10.3%
Energy	9.1%
Communication Services	7.2%
Consumer Discretionary	5.2%
Real Estate	2.5%
Materials	2.4%
Utilities	1.7%
Consumer Staples	1.3%
Cash & Other	1.0%

Top 10 Issuers	(% of Net Assets)
Federal Home Loan Banks	12.7%
United States Treasury Note/Bond	12.5%
ONEOK, Inc.	3.6%
L3Harris Technologies, Inc.	3.5%
Oracle Corp.	2.9%
Meta Platforms, Inc.	2.7%
Kinder Morgan, Inc.	2.6%
RTX Corp.	2.5%
Bank of America Corp.	2.5%
American Tower Corp.	2.5%

Updated Prospectus Web Address	https://lkcmfunds.com/lkcmfund/lkcm-fixed-income-fund/.
Institutional Class
Shareholder Report [Line Items]
Fund Name	LKCM International Equity Fund
Class Name	LKCM International Equity Fund
Trading Symbol	LKINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LKCM International Equity Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lkcmfunds.com/literatureYou can also request this information by contacting us at 1-800-688-LKCM.
Additional Information Phone Number	1-800-688-LKCM
Additional Information Website	https://www.lkcmfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM International Equity Fund	$54	1.00%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://lkcmfunds.com/lkcmfund/lkcm-international-equity-fund/ for more recent performance information.
Net Assets	$ 70,446,449
Holdings Count | $ / shares	49
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$70,446,449
Number of Holdings	49
Portfolio Turnover	12%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Financials	21.9%
Industrials	15.0%
Information Technology	13.8%
Health Care	12.9%
Consumer Discretionary	8.8%
Energy	6.7%
Cash & Other	6.0%
Materials	5.6%
Consumer Staples	4.9%
Communication Services	4.4%

Top 10 Issuers	(% of Net Assets)
Cameco Corp.	3.1%
Lonza Group AG	2.8%
MSILF Government Portfolio	2.8%
Barclays PLC	2.7%
SAP SE	2.6%
Allianz SE	2.5%
ASML Holding NV	2.5%
Halma PLC	2.4%
Sage Group PLC	2.4%
ING Groep NV	2.4%

Top Ten Countries	(% of Net Assets)
United Kingdom	22.9%
Germany	13.1%
France	10.5%
Switzerland	9.1%
Netherlands	9.1%
Canada	9.0%
Japan	4.9%
Australia	3.5%
Sweden	2.7%
Norway	2.3%

Updated Prospectus Web Address	https://lkcmfunds.com/lkcmfund/lkcm-international-equity-fund/.
LKCM Aquinas Catholic Equity Fund
Shareholder Report [Line Items]
Fund Name	LKCM Aquinas Catholic Equity Fund
Class Name	LKCM Aquinas Catholic Equity Fund
Trading Symbol	AQEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LKCM Aquinas Catholic Equity Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aquinasfunds.com/applications-documents/You can also request this information by contacting us at 1-800-423-6369.
Additional Information Phone Number	1-800-423-6369
Additional Information Website	https://www.aquinasfunds.com/applications-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Aquinas Catholic Equity Fund	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.aquinasfunds.com for more recent performance information.
Net Assets	$ 61,085,135
Holdings Count | $ / shares	46
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$61,085,135
Number of Holdings	46
Portfolio Turnover	6%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Information Technology	29.2%
Materials	12.2%
Industrials	11.7%
Consumer Discretionary	11.7%
Health Care	8.1%
Energy	6.7%
Financials	6.0%
Consumer Staples	4.6%
Communication Services	4.0%
Utilities	3.7%
Cash & Other	2.1%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	5.1%
Oracle Corp.	5.0%
NVIDIA Corp.	4.8%
Alphabet, Inc.	4.0%
Roper Technologies, Inc.	3.7%
Stryker Corp.	3.6%
Trimble, Inc.	3.1%
Amazon.com, Inc.	2.9%
Sherwin-Williams Co.	2.8%
Corteva, Inc.	2.7%

Updated Prospectus Web Address	https://www.aquinasfunds.com/applications-documents/